Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2017
Net Income Per Unit [Abstract]
Net Income Per Unit Basic and Diluted

BASIC AND DILUTED	2017	2016	2015
Numerators
Partnership’s net income	$38,483	$52,489	$55,410
Less:
Preferred unit holders’ interest in Partnership’s net income	11,101	11,101	11,334
General Partner’s interest in Partnership’s net income	522	818	879
Partnership’s net income allocable to unvested units	135	285	8
Common unit holders’ interest in Partnership’s net income	$26,725	$40,285	$43,189
Denominators
Weighted average number of common units outstanding, basic and diluted	123,845,345	119,803,329	115,030,879
Net income per common unit:
Basic and Diluted	$0.22	$0.34	$0.38